Fees Summary	Jun. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 460,000,012.50
Previously Paid Amount	13,810.00
Total Fee Amount	63,526.00
Total Offset Amount	0.00
Net Fee	$ 49,716.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A